Distribution Date:	01/18/24	JPMCC Commercial Mortgage Securities Trust 2016-JP2
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2016-JP2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590MAN0	1.324200%	31,322,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590MAP5	2.475100%	16,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590MAQ3	2.558900%	250,000,000.00	173,088,389.79	0.00	369,096.57	0.00	0.00	369,096.57	173,088,389.79	35.88%	30.00%
A-4	46590MAR1	2.821800%	301,524,000.00	301,524,000.00	0.00	709,033.69	0.00	0.00	709,033.69	301,524,000.00	35.88%	30.00%
A-SB	46590MAS9	2.713000%	58,379,000.00	26,319,741.79	961,229.10	59,504.55	0.00	0.00	1,020,733.65	25,358,512.69	35.88%	30.00%
A-S	46590MAV2	3.055600%	77,483,000.00	77,483,000.00	0.00	197,297.55	0.00	0.00	197,297.55	77,483,000.00	25.95%	21.75%
B	46590MAW0	3.459500%	48,134,000.00	48,134,000.00	0.00	138,766.31	0.00	0.00	138,766.31	48,134,000.00	19.77%	16.63%
C	46590MAX8	3.957676%	41,090,000.00	41,090,000.00	0.00	135,517.44	0.00	0.00	135,517.44	41,090,000.00	14.50%	12.25%
D	46590MAC4	3.957676%	45,786,000.00	45,786,000.00	0.00	151,005.14	0.00	0.00	151,005.14	45,786,000.00	8.63%	7.37%
E	46590MAE0	4.707676%	22,306,000.00	22,306,000.00	0.00	87,507.86	0.00	0.00	87,507.86	22,306,000.00	5.77%	5.00%
F	46590MAG5	4.707676%	17,610,000.00	17,610,000.00	0.00	69,085.15	0.00	0.00	69,085.15	17,610,000.00	3.51%	3.12%
NR*	46590MAJ9	4.707676%	29,349,708.00	27,283,017.55	0.00	95,989.53	0.00	(104,758.42)	95,989.53	27,387,775.97	0.00%	0.00%
R	46590MAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,196,708.00	780,624,149.13	961,229.10	2,012,803.79	0.00	(104,758.42)	2,974,032.89	779,767,678.45

X-A	46590MAT7	1.938180%	734,921,000.00	578,415,131.58	0.00	934,227.02	0.00	0.00	934,227.02	577,453,902.48
X-B	46590MAU4	1.248176%	48,134,000.00	48,134,000.00	0.00	50,066.43	0.00	0.00	50,066.43	48,134,000.00
X-C	46590MAA8	0.750000%	86,876,000.00	86,876,000.00	0.00	54,297.50	0.00	0.00	54,297.50	86,876,000.00
Notional SubTotal			869,931,000.00	713,425,131.58	0.00	1,038,590.95	0.00	0.00	1,038,590.95	712,463,902.48

Deal Distribution Total					961,229.10	3,051,394.74	0.00	(104,758.42)	4,012,623.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590MAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590MAQ3	692.35355916	0.00000000	1.47638628	0.00000000	0.00000000	0.00000000	0.00000000	1.47638628	692.35355916
A-4	46590MAR1	1,000.00000000	0.00000000	2.35150001	0.00000000	0.00000000	0.00000000	0.00000000	2.35150001	1,000.00000000
A-SB	46590MAS9	450.84262817	16.46532315	1.01928005	0.00000000	0.00000000	0.00000000	0.00000000	17.48460320	434.37730502
A-S	46590MAV2	1,000.00000000	0.00000000	2.54633339	0.00000000	0.00000000	0.00000000	0.00000000	2.54633339	1,000.00000000
B	46590MAW0	1,000.00000000	0.00000000	2.88291665	0.00000000	0.00000000	0.00000000	0.00000000	2.88291665	1,000.00000000
C	46590MAX8	1,000.00000000	0.00000000	3.29806376	0.00000000	0.00000000	0.00000000	0.00000000	3.29806376	1,000.00000000
D	46590MAC4	1,000.00000000	0.00000000	3.29806360	0.00000000	0.00000000	0.00000000	0.00000000	3.29806360	1,000.00000000
E	46590MAE0	1,000.00000000	0.00000000	3.92306375	0.00000000	0.00000000	0.00000000	0.00000000	3.92306375	1,000.00000000
F	46590MAG5	1,000.00000000	0.00000000	3.92306360	0.00000000	0.00000000	0.00000000	0.00000000	3.92306360	1,000.00000000
NR	46590MAJ9	929.58395191	0.00000000	3.27054463	0.37627223	36.57708690	0.00000000	(3.56931728)	3.27054463	933.15326919
R	46590MAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590MAT7	787.04395653	0.00000000	1.27119380	0.00000000	0.00000000	0.00000000	0.00000000	1.27119380	785.73602126
X-B	46590MAU4	1,000.00000000	0.00000000	1.04014688	0.00000000	0.00000000	0.00000000	0.00000000	1.04014688	1,000.00000000
X-C	46590MAA8	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/23 - 12/30/23	30	0.00	369,096.57	0.00	369,096.57	0.00	0.00	0.00	369,096.57	0.00
A-4	12/01/23 - 12/30/23	30	0.00	709,033.69	0.00	709,033.69	0.00	0.00	0.00	709,033.69	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	59,504.55	0.00	59,504.55	0.00	0.00	0.00	59,504.55	0.00
X-A	12/01/23 - 12/30/23	30	0.00	934,227.02	0.00	934,227.02	0.00	0.00	0.00	934,227.02	0.00
X-B	12/01/23 - 12/30/23	30	0.00	50,066.43	0.00	50,066.43	0.00	0.00	0.00	50,066.43	0.00
X-C	12/01/23 - 12/30/23	30	0.00	54,297.50	0.00	54,297.50	0.00	0.00	0.00	54,297.50	0.00
A-S	12/01/23 - 12/30/23	30	0.00	197,297.55	0.00	197,297.55	0.00	0.00	0.00	197,297.55	0.00
B	12/01/23 - 12/30/23	30	0.00	138,766.31	0.00	138,766.31	0.00	0.00	0.00	138,766.31	0.00
C	12/01/23 - 12/30/23	30	0.00	135,517.44	0.00	135,517.44	0.00	0.00	0.00	135,517.44	0.00
D	12/01/23 - 12/30/23	30	0.00	151,005.14	0.00	151,005.14	0.00	0.00	0.00	151,005.14	0.00
E	12/01/23 - 12/30/23	30	0.00	87,507.86	0.00	87,507.86	0.00	0.00	0.00	87,507.86	0.00
F	12/01/23 - 12/30/23	30	0.00	69,085.15	0.00	69,085.15	0.00	0.00	0.00	69,085.15	0.00
NR	12/01/23 - 12/30/23	30	1,058,331.44	107,033.01	0.00	107,033.01	11,043.48	0.00	0.00	95,989.53	1,073,526.82
Totals			1,058,331.44	3,062,438.22	0.00	3,062,438.22	11,043.48	0.00	0.00	3,051,394.74	1,073,526.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,012,623.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,074,646.83	Master Servicing Fee	5,666.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,092.11
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.10
ARD Interest	0.00	Operating Advisor Fee	1,502.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	401.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,074,646.83	Total Fees	12,208.62

Principal		Expenses/Reimbursements
Scheduled Principal	856,470.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,228.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,814.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	(104,758.42)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	856,470.68	Total Expenses/Reimbursements	(93,714.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,051,394.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	961,229.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,012,623.84
Total Funds Collected	3,931,117.51	Total Funds Distributed	3,931,117.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	780,624,149.13	780,624,149.13	Beginning Certificate Balance	780,624,149.13
(-) Scheduled Principal Collections	856,470.68	856,470.68	(-) Principal Distributions	961,229.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(104,758.42)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(104,758.42)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	779,767,678.45	779,767,678.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	780,877,383.53	780,877,383.53	Ending Certificate Balance	779,767,678.45
Ending Actual Collateral Balance	780,057,385.96	780,057,385.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	(104,758.42)	0.00	UC / (OC) Change	0.00
Current Period Advances	(104,758.42)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	(104,758.42)	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP
	9,999,999 or less	15	101,740,211.45	13.05%	27	4.7657	1.872538	1.44 or less	15	224,411,086.66	28.78%	29	4.6879	0.554284
10,000,000 to 19,999,999		17	245,412,597.77	31.47%	27	4.9119	1.449773	1.45 to 1.59	6	94,169,729.16	12.08%	28	4.8279	1.528276
20,000,000 to 24,999,999		3	63,503,287.89	8.14%	28	4.6103	0.761682	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	124,875,421.99	16.01%	30	4.1913	1.515238	1.75 to 1.89	5	66,698,241.08	8.55%	26	4.7656	1.858866
	50,000,000 or greater	1	80,000,000.00	10.26%	30	4.0920	2.946400	1.90 to 2.04	2	25,720,944.29	3.30%	28	5.3795	1.977942
	Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007	2.05 to 2.19	1	9,347,779.99	1.20%	29	4.5180	2.069800
								2.20 or greater	10	195,183,737.92	25.03%	28	4.2458	2.854191
								Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP
							Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP
Arizona	1	9,903,969.23	1.27%	22	4.8400	2.328600
							Industrial	4	17,724,403.22	2.27%	25	4.9827	2.257204
California	3	48,911,792.07	6.27%	28	4.5139	0.397460
							Lodging	9	123,153,306.91	15.79%	28	4.8773	0.979376
Colorado	3	23,026,923.20	2.95%	29	4.8917	0.211959
							Mixed Use	3	29,639,232.38	3.80%	26	4.9410	1.331814
Florida	4	70,898,337.72	9.09%	27	5.0727	1.882981
							Multi-Family	1	12,880,267.62	1.65%	25	4.6300	0.539500
Georgia	2	55,623,984.02	7.13%	29	4.3717	0.204222
							Office	8	203,264,677.95	26.07%	28	4.7275	1.378918
Illinois	1	3,330,224.99	0.43%	23	5.2500	1.574300
							Retail	38	228,869,630.83	29.35%	29	4.2725	2.331299
Louisiana	1	33,206,864.95	4.26%	30	4.5975	1.548200
							Totals	72	779,767,678.45	100.00%	28	4.5736	1.698007
Maryland	2	75,925,139.80	9.74%	26	4.5201	1.584720

Michigan	4	25,572,232.84	3.28%	25	4.8956	1.316550

Minnesota	1	3,858,835.26	0.49%	30	4.9000	1.122100

Nevada	2	60,652,387.18	7.78%	28	3.9172	3.094678

Ohio	24	10,120,151.32	1.30%	30	4.9700	1.154700

Pennsylvania	2	28,743,023.90	3.69%	27	4.7400	1.267470

Rhode Island	1	17,376,439.10	2.23%	26	5.0000	1.878700

Tennessee	1	80,000,000.00	10.26%	30	4.0920	2.946400

Texas	3	18,167,596.20	2.33%	30	4.8524	1.706615

Utah	1	5,662,212.10	0.73%	28	4.9500	1.003500

Virginia	3	25,497,086.98	3.27%	29	5.3300	1.995568

West Virginia	3	1,428,036.82	0.18%	30	4.9700	1.154700

Wisconsin	1	17,626,281.23	2.26%	29	5.3700	1.151000

Totals	72	779,767,678.45	100.00%	28	4.5736	1.698007

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP
	3.99999% or less	2	50,000,000.00	6.41%	30	3.7440	3.345801	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	182,838,991.68	23.45%	29	4.1870	1.493164	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	15	199,828,544.62	25.63%	27	4.6981	1.415162	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	16	182,863,982.80	23.45%	27	5.1528	1.621500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007	49 months or greater	39	615,531,519.10	78.94%	28	4.6039	1.656458
								Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP
	60 months or less	39	615,531,519.10	78.94%	28	4.6039	1.656458	Interest Only	4	151,700,000.00	19.45%	30	3.9842	2.559874
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	293 months or less	35	463,831,519.10	59.48%	27	4.8065	1.360989
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007	300 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	164,236,159.35	21.06%	27	4.4604	NAP			No outstanding loans in this group
Underwriter's Information		6	82,521,484.57	10.58%	27	4.6033	1.992970
	12 months or less	32	527,347,822.43	67.63%	28	4.6002	1.610810
	13 months to 24 months	1	5,662,212.10	0.73%	28	4.9500	1.003500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	779,767,678.45	100.00%	28	4.5736	1.698007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306281001	RT	Nashville	TN	Actual/360	4.092%	281,893.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	01/01/24
2	306281002	OF	Oakland	CA	Actual/360	4.140%	285,200.00	0.00	0.00	N/A	04/01/26	--	80,000,000.00	80,000,000.00	01/01/24
4	306281004	LO	Atlanta	GA	Actual/360	4.300%	183,245.13	0.00	0.00	N/A	07/01/26	--	49,488,557.04	49,488,557.04	01/01/24
5	305941003	OF	Baltimore	MD	Actual/360	4.670%	38,544.11	13,139.51	0.00	N/A	04/06/26	--	9,584,776.81	9,571,637.30	01/06/24
5A	305941032				Actual/360	4.670%	58,587.05	19,972.05	0.00	N/A	04/06/26	--	14,568,860.80	14,548,888.75	01/06/24
5B	305941033				Actual/360	4.670%	38,544.11	13,139.51	0.00	N/A	04/06/26	--	9,584,776.81	9,571,637.30	01/06/24
5C	305941034				Actual/360	4.670%	58,587.05	19,972.05	0.00	N/A	04/06/26	--	14,568,860.80	14,548,888.75	01/06/24
6	306281006	RT	Las Vegas	NV	Actual/360	3.744%	135,988.32	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	01/01/24
6A	306281106				Actual/360	3.744%	25,211.68	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	01/01/24
7	306281007	OF	Tampa	FL	Actual/360	5.020%	73,365.00	21,761.29	0.00	N/A	03/06/26	--	16,971,727.15	16,949,965.86	01/06/24
7A	306281107				Actual/360	5.020%	94,113.03	27,915.49	0.00	N/A	03/06/26	--	21,771,423.85	21,743,508.36	01/06/24
8	306281008	OF	New Orleans	LA	Actual/360	4.598%	131,720.78	64,565.25	0.00	N/A	07/01/26	--	33,271,430.20	33,206,864.95	01/01/24
9	656100520	RT	Hagerstown	MD	Actual/360	4.259%	49,218.13	24,651.91	0.00	N/A	02/06/26	--	13,420,178.27	13,395,526.36	09/06/23
9A	656100521				Actual/360	4.259%	52,499.34	26,295.37	0.00	N/A	02/06/26	--	14,314,856.78	14,288,561.41	09/06/23
10	306281010	OF	Atlanta	GA	Actual/360	4.550%	91,660.10	37,207.56	0.00	N/A	06/01/26	--	23,394,283.79	23,357,076.23	01/01/24
11	306281011	OF	Hollywood	CA	Actual/360	4.140%	77,360.50	0.00	0.00	N/A	07/01/26	--	21,700,000.00	21,700,000.00	12/01/23
12	306281012	OF	Denver	CO	Actual/360	4.890%	80,619.57	30,705.43	0.00	N/A	06/06/26	--	19,145,750.97	19,115,045.54	11/06/23
13	305941006	OF	Philadelphia	PA	Actual/360	4.675%	80,864.63	27,346.13	0.00	N/A	05/01/26	--	20,087,125.66	20,059,779.53	01/01/24
14	306281014	LO	Milwaukee	WI	Actual/360	5.370%	81,646.91	30,285.00	0.00	N/A	06/06/26	--	17,656,566.23	17,626,281.23	01/06/24
15	305741015	LO	Providence	RI	Actual/360	5.000%	74,954.77	32,409.55	0.00	N/A	03/01/26	--	17,408,848.65	17,376,439.10	01/01/24
16	306281016	LO	Various	VA	Actual/360	5.800%	80,894.69	47,627.45	0.00	N/A	06/06/26	--	16,196,934.44	16,149,306.99	01/06/24
17	306281017	MU	Boynton Beach	FL	Actual/360	5.100%	66,532.46	21,696.88	0.00	N/A	06/06/26	--	15,149,706.82	15,128,009.94	01/06/24
18	695100658	LO	Tybee Island	GA	Actual/360	5.102%	58,017.23	36,470.48	0.00	N/A	06/06/26	02/06/26	13,205,575.04	13,169,104.56	01/06/24
			Rancho Santa
19	306281019	RT		CA	Actual/360	5.070%	63,170.60	21,512.78	0.00	N/A	01/06/26	--	14,469,310.92	14,447,798.14	01/06/24
			Margarit
20	306281020	OF	Boca Raton	FL	Actual/360	5.100%	59,669.53	21,772.94	0.00	N/A	06/06/26	--	13,586,990.41	13,565,217.47	01/06/24
21	306281021	MF	Rochester Hills	MI	Actual/360	4.630%	51,455.42	25,710.40	0.00	N/A	02/06/26	--	12,905,978.02	12,880,267.62	01/06/24
22	695100669	RT	Grass Valley	CA	Actual/360	4.520%	49,778.13	25,133.34	0.00	N/A	07/06/26	--	12,789,127.27	12,763,993.93	01/06/24
23	306281023	MF	Holly	MI	Actual/360	4.740%	52,861.75	22,950.26	0.00	N/A	06/06/26	--	12,951,019.95	12,928,069.69	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	695100674	RT	Various	Various	Actual/360	4.970%	49,513.36	21,105.27	0.00	N/A	07/06/26	--	11,569,293.41	11,548,188.14	01/06/24
27	306281027	MU	Las Vegas	NV	Actual/360	4.730%	43,475.66	21,579.65	0.00	N/A	09/06/25	--	10,673,966.83	10,652,387.18	01/06/24
28	306281028	IN	Various	MI	Actual/360	5.100%	45,880.20	19,273.77	0.00	N/A	02/06/26	--	10,447,105.13	10,427,831.36	01/06/24
29	306281029	RT	Litchfield Park	AZ	Actual/360	4.840%	41,335.03	13,793.93	0.00	N/A	11/06/25	--	9,917,763.16	9,903,969.23	01/06/24
30	306281030	OF	Philadelphia	PA	Actual/360	4.890%	36,633.67	16,616.79	0.00	N/A	02/01/26	--	8,699,861.16	8,683,244.37	12/01/23
31	306281031	MF	Mableton	GA	Actual/360	5.130%	38,030.69	15,588.00	0.00	N/A	04/06/26	--	8,609,097.24	8,593,509.24	01/06/24
32	695100663	RT	Culpeper	VA	Actual/360	4.518%	36,418.46	13,087.69	0.00	N/A	06/06/26	--	9,360,867.68	9,347,779.99	01/06/24
33	306281033	OF	Broomfield	CO	Actual/360	4.373%	32,952.35	0.00	0.00	N/A	04/06/26	12/06/25	8,750,000.00	8,750,000.00	01/06/24
34	695100672	Various Various		Various	Actual/360	4.900%	32,844.33	13,328.89	0.00	N/A	07/06/26	--	7,784,041.81	7,770,712.92	01/06/24
35	306281035	MF	San Antonio	TX	Actual/360	4.660%	32,540.67	11,339.42	0.00	N/A	09/06/25	--	8,109,263.76	8,097,924.34	01/06/24
36	306281036	LO	Austin	TX	Actual/360	4.884%	30,353.68	13,880.83	0.00	N/A	01/01/26	--	7,217,328.09	7,203,447.26	01/01/24
37	695100660	RT	Wichita Falls	TX	Actual/360	5.048%	30,473.90	12,706.82	0.00	N/A	02/06/27	--	7,010,508.89	6,997,802.07	01/06/24
38	306281038	LO	Adairsville	GA	Actual/360	4.950%	26,202.11	11,695.56	0.00	N/A	01/01/26	--	6,147,122.54	6,135,426.98	01/01/24
40	306281040	MF	Starkville	MS	Actual/360	5.100%	25,335.94	10,498.75	0.00	N/A	04/01/26	--	5,769,093.67	5,758,594.92	01/01/24
41	306281041	LO	Kanab	UT	Actual/360	4.950%	24,180.00	10,515.05	0.00	N/A	05/06/26	--	5,672,727.15	5,662,212.10	01/06/24
43	306281043	IN	Dallas	TX	Actual/360	4.450%	15,227.33	7,440.01	0.00	N/A	05/06/26	--	3,973,786.88	3,966,346.87	01/06/24
44	695100667	MH	Goodyear	AZ	Actual/360	4.790%	14,816.44	10,226.95	0.00	N/A	07/06/26	--	3,592,107.32	3,581,880.37	01/06/24
45	306281045	IN	Chicago	IL	Actual/360	5.250%	15,098.21	9,470.95	0.00	N/A	12/06/25	--	3,339,695.94	3,330,224.99	01/06/24
46	656120504	LO	Clermont	FL	Actual/360	5.430%	16,448.29	6,087.91	0.00	N/A	03/06/26	--	3,517,724.12	3,511,636.21	01/06/24
47	695100664	RT	Grand Rapids	MI	Actual/360	5.465%	10,683.16	5,993.81	0.00	N/A	06/06/26	--	2,270,127.67	2,264,133.86	01/06/24
Totals							3,074,646.83	856,470.68	0.00				780,624,149.13	779,767,678.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,580,592.94	35,528,203.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	731,114.24	614,317.28	10/01/22	09/30/23	--	0.00	911,948.17	0.00	0.00	128,701.09	(104,758.42)
5	14,924,358.67	11,238,761.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	69,246,222.00	35,887,291.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,970,473.72	7,935,186.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,215,924.25	3,296,539.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,557,090.51	2,242,318.10	01/01/23	06/30/23	--	0.00	0.00	293,036.01	293,036.01	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	314,935.59	314,935.59	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	(593,208.00)	(332,912.93)	01/01/23	09/30/23	--	0.00	0.00	77,267.07	77,267.07	0.00	0.00
12	227,244.97	196,933.75	01/01/23	09/30/23	--	0.00	0.00	111,123.45	222,487.66	0.00	0.00
13	4,362,745.19	5,611,469.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,886,292.65	1,801,158.59	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,354,631.90	6,144,303.71	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	3,400,115.17	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,219,464.20	846,107.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,081,403.00	1,002,558.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,513,367.67	1,185,320.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	191,673.74	399,594.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,375,497.00	917,147.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,039,556.63	815,194.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,642,923.05	772,004.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,692,128.04	1,419,438.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,207,737.55	809,607.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	616,813.32	181,519.48	01/01/23	03/31/23	--	0.00	0.00	52,913.34	52,913.34	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,226,568.07	957,775.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	517,570.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,194,196.70	883,643.50	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	773,211.50	540,118.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,279,661.64	1,256,348.97	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	465,399.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	803,636.00	602,727.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	506,151.11	379,613.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	860,779.37	796,712.85	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	358,285.44	269,471.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	178,511,936.09	128,116,159.63				0.00	911,948.17	849,275.46	960,639.67	128,701.09	(104,758.42)

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	1	19,115,045.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.573638%	4.546604%	28
12/15/23	1	19,145,750.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.573978%	4.546934%	29
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.574342%	4.547287%	30
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.574678%	4.547612%	31
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575037%	4.556864%	32
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575368%	4.557190%	33
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575696%	4.557515%	34
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,933,491.93	4.576049%	4.557864%	35
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535083%	4.500408%	36
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535348%	4.500646%	37
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535588%	4.500860%	38
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535898%	4.501142%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	306281011	12/01/23	0	B	77,267.07	77,267.07	0.00		21,700,000.00
12	306281012	11/06/23	1	1	111,123.45	222,487.66	0.00		19,178,921.86
30	306281030	12/01/23	0	B	52,913.34	52,913.34	0.00		8,699,861.16
Totals					241,303.86	352,668.07	0.00		49,578,783.02
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		68,521,178	68,521,178		0	0
25 - 36 Months		704,248,698	685,133,653		19,115,046	0
37 - 48 Months		6,997,802	6,997,802		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	779,767,678	760,652,633	19,115,046	0	0	0
Dec-23	780,624,149	761,478,398	19,145,751	0	0	0
Nov-23	781,543,837	781,543,837	0	0	0	0
Oct-23	782,392,840	782,392,840	0	0	0	0
Sep-23	783,305,331	783,305,331	0	0	0	0
Aug-23	784,146,929	784,146,929	0	0	0	0
Jul-23	784,984,990	784,984,990	0	0	0	0
Jun-23	785,886,934	785,886,934	0	0	0	0
May-23	843,798,108	843,798,108	0	0	0	0
Apr-23	844,845,722	844,845,722	0	0	0	0
Mar-23	845,815,131	845,815,131	0	0	0	0
Feb-23	847,003,208	847,003,208	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	656100520	13,395,526.36	13,496,759.14	57,400,000.00	09/30/20	1,877,190.60	0.82500	06/30/23	02/06/26	269
9A	656100521	14,288,561.41	14,396,543.04	57,400,000.00	09/30/20	11,371,181.00	2.33846	05/31/16	02/06/26	269
Totals		27,684,087.77	27,893,302.18	114,800,000.00		13,248,371.60

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	656100520	RT	MD	09/14/23	2

The loan transferred to the Special Servicer on 9/20/23 for delinquent payments. The collateral is an outlet mall located in Hagerstown, MD (70-miles northwest of Washington, D.C.). Performance of the property declined during COVID and never recovered to result in DSCR above 1.0x. NOI was $3.3M and occupancy was 54% as of 9/30/23. Lender has engaged counsel and will dual track workout discussions with foreclosure/receivership.

9A	656100521	Various	Various	09/15/23	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306281004	0.00	4.30000%	0.00	4.30000%	9	07/05/22	11/01/20	--
9	656100520	14,348,618.01	4.25900%	14,348,618.01	4.25900%	10	08/28/20	05/06/20	08/28/20
9A	656100521	15,305,192.51	4.25900%	15,305,192.51	4.25900%	10	08/28/20	05/06/20	08/28/20
14	306281014	18,792,459.38	5.37000%	18,792,459.38	5.37000%	10	09/01/20	07/06/20	10/13/20
15	305741015	18,677,304.50	5.00000%	18,677,304.50	5.00000%	10	05/20/20	06/01/20	08/11/20
19	306281019	15,319,363.57	5.07000%	15,319,363.57	5.07000%	10	07/09/20	06/06/20	08/11/20
41	306281041	6,075,769.16	4.95000%	6,075,769.16	4.95000%	10	07/30/20	06/06/20	09/11/20
Totals		88,518,707.13		88,518,707.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	306281003 06/16/23	57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/18/24	0.00	(8,581.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(8,670.59)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(12,853.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(9,383.07)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(11,296.60)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(11,253.24)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(10,849.86)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(11,068.73)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(10,672.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(10,985.70)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(6,841.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(6,815.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(6,790.65)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(3,389.13)	0.00	0.00	0.00	0.00	0.00	0.00
3	306281003	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(8,581.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(129,453.22)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	1,814.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	9,228.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,228.50	0.00	1,814.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,043.48

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27